2. GOING CONCERN (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
NET LOSS	$ (6,604,631)	$ (2,725,692)
CASH (USED IN) OPERATING ACTIVITIES	(3,503,580)	(58,174)
Accumulated Deficit	$ 20,537,825	$ 13,915,931